CONSOLIDATED STATEMENTS OF REVENUES AND EXPENSES - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating revenues:
Total operating revenues	$ 2,181,847	$ 1,740,185	$ 2,130,137
Operating expenses:
Fuel	612,440	578,794	1,045,089
Production	524,355	413,312	468,754
Depreciation and amortization	411,598	330,449	283,774
Purchased power	80,735	74,657	82,516
Accretion	69,223	65,907	55,953
Total operating expenses	1,698,351	1,463,119	1,936,086
Operating margin	483,496	277,066	194,051
Other income:
Investment income	56,282	70,252	57,564
Amortization of deferred gains	1,789	1,789	1,789
Allowance for equity funds used during construction	1,756	750	700
Other	7,563	8,258	12,191
Total other income	67,390	81,049	72,244
Interest charges:
Interest expense	521,525	515,862	455,474
Allowance for debt funds used during construction	(52,352)	(234,090)	(262,573)
Amortization of debt discount and expense	11,212	10,553	11,690
Net interest charges	480,385	292,325	204,591
Net margin	70,501	65,790	61,704
Members
Operating revenues:
Total operating revenues	2,145,522	1,681,566	1,974,683
Non-Members
Operating revenues:
Total operating revenues	$ 36,325	$ 58,619	$ 155,454